BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2023
	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 0.2%
U.S. Government Agency Collateralized Mortgage Obligations – 0.0%
Federal National Mortgage Association
6.85%, 1997-79, Class PL, 12/18/27	$22,437	$22,576

U.S. Government Agency Pass-Through Certificates – 0.2%
Federal Home Loan Mortgage Corporation
7.00%, Pool C69047, 06/01/32	122,705	127,204
8.00%, Pool C56878, 08/01/31	31,984	32,620
8.00%, Pool C59641, 10/01/31	26,979	27,527
8.50%, Pool C55167, 07/01/31	31,618	32,230
8.50%, Pool C55169, 07/01/31	38,742	39,875
8.50%, Pool C55166, 07/01/31	64,830	65,559
Federal National Mortgage Association
7.00%, Pool 645913, 06/01/32	122,888	126,872
7.00%, Pool 645912, 06/01/32	117,663	121,557
7.00%, Pool 650131, 07/01/32	127,084	131,641
7.50%, Pool 827853, 10/01/29	6,716	6,673
7.50%, Pool 545990, 04/01/31	92,690	95,058
7.50%, Pool 255053, 12/01/33	37,659	39,574
7.50%, Pool 735576, 11/01/34	87,472	90,711
7.50%, Pool 896391, 06/01/36	71,358	72,432
8.00%, Pool 735800, 01/01/35	111,833	118,142
8.50%, Pool 636449, 04/01/32	113,722	118,932
8.62%, Pool 458132, 03/15/31	2,541	2,522
9.00%, Pool 545436, 10/01/31	103,094	109,076

Total U.S. Government Agency Pass-Through Certificates		1,358,205
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,350,680)		1,380,781
SECURITIZED CREDIT – 44.7%
Commercial Mortgage-Backed Securities – 11.3%
ACAM Ltd.
8.20%, 2019-FL1, Class D (CME Term SOFR 1 Month + 2.86%), 11/17/34(a)(b)(c)	1,902,000	1,852,257
8.45%, 2019-FL1, Class E (CME Term SOFR 1 Month + 3.11%), 11/17/34(a)(b)(c)	2,098,000	2,003,185
BAMLL Commercial Mortgage Securities Trust
10.45%, 2021-JACX, Class F (CME Term SOFR 1 Month + 5.11%), 09/15/38(a)(c)	5,000,000	4,033,220
BBCMS Mortgage Trust
10.25%, 2021-AGW, Class G (CME Term SOFR 1 Month + 4.91%), 06/15/36(a)(c)	4,000,000	3,277,854
BBCMS Trust
8.44%, 2018-BXH, Class F (CME Term SOFR 1 Month + 3.00%), 10/15/37(a)(c)	3,000,000	2,835,168
Beast Mortgage Trust
9.90%, 2021-1818, Class F (CME Term SOFR 1 Month + 4.56%), 03/15/36(a)(c)	1,250,000	898,546
Benchmark Mortgage Trust
3.25%, 2018-B6, Class E, 10/10/51(a)	2,000,000	803,325
Blackstone UK Student Housing Portfolio (UK5)
7.57%, 2021-UK5, Class E (Sterling Overnight Index Average + 2.35%), 05/17/31(b)(c)	£861,000	966,945
BWAY Mortgage Trust
5.03%, 2022-26BW, Class E, 02/10/44(a)(b)	$3,000,000	1,777,375
BX Trust
9.02%, 2019-RP, Class E (CME Term SOFR 1 Month + 3.68%), 06/15/34(a)(c)	1,600,000	1,568,023
9.48%, 2021-SDMF, Class J (CME Term SOFR 1 Month + 4.15%), 09/15/34(a)(c)	5,000,000	4,577,377
CGDB Commercial Mortgage Trust
8.44%, 2019-MOB, Class G (CME Term SOFR 1 Month + 3.11%), 11/15/36(a)(c)	2,441,000	2,273,642
Citigroup Commercial Mortgage Trust
10.10%, 2021-KEYS, Class G (CME Term SOFR 1 Month + 4.76%), 10/15/36(a)(c)	3,500,000	3,386,672
CLNC Ltd.
8.64%, 2019-FL1, Class E (CME Term SOFR 1 Month + 3.31%), 08/20/35(a)(b)(c)	3,000,000	2,833,579
DBCCRE Mortgage Trust
5.10%, 2014-ARCP, Class E, 01/10/34(a)	4,500,000	4,407,118
European Loan Conduit
6.05%, 36A, Class C (3 Month EURIBOR + 2.25%), 02/17/30(a)(b)(c)	€917,367	905,635
Federal Home Loan Mortgage Corp.
4.33%, K-152, Class X3, 11/25/55	$5,250,000	1,433,958
FS Rialto
7.94%, 2019-FL1, Class C (CME Term SOFR 1 Month + 2.61%), 12/16/36(a)(b)(c)	2,000,000	1,953,188
Great Wolf Trust
8.58%, 2019-WOLF, Class F (CME Term SOFR 1 Month + 3.25%), 12/15/36(a)(c)	3,000,000	2,950,713
GS Mortgage Securities Corp. II
6.15%, 2021-RENT, Class A (CME Term SOFR 1 Month + 0.81%), 11/21/35(a)(c)	899,787	863,505
GS Mortgage Securities Trust
2.57%, 2020-GC47, Class F, 05/12/53(a)	3,500,000	1,568,741
Hilton USA Trust
4.33%, 2016-HHV, Class E, 11/05/38(a)	11,000,000	9,871,304
4.93%, 2016-SFP, Class D, 11/05/35(a)	1,929,000	962,692
5.52%, 2016-SFP, Class E, 11/05/35(a)	1,300,000	518,781
JP Morgan Chase Commercial Mortgage Securities Trust
6.56%, 2007-LD12, Class AJ, 02/15/51	32,706	31,080
7.06%, 2008-C2, Class AM, 02/12/51(d)	4,941,917	2,494,037
9.71%, 2021-HTL5, Class F (CME Term SOFR 1 Month + 4.38%), 11/15/38(a)(c)	3,201,000	3,056,536
10.30%, 2021-1440, Class F (CME Term SOFR 1 Month + 4.96%), 03/15/36(a)(c)(e)	2,586,000	2,073,455
KIND Trust
8.70%, 2021-KIND, Class E (CME Term SOFR 1 Month + 3.36%), 08/15/38(a)(c)	1,489,237	1,416,705
9.40%, 2021-KIND, Class F (CME Term SOFR 1 Month + 4.06%), 08/15/38(a)(c)	2,978,474	2,690,518
Last Mile Securities
8.99%, 2021-1A, Class F (3 Month EURIBOR + 5.00%), 08/17/31(a)(b)(c)	€2,037,581	1,956,135
Morgan Stanley Capital I Trust
2.73%, 2017-HR2, Class D, 12/15/50	$3,000,000	2,023,669
TPG Real Estate Finance Issuer Ltd.
9.80%, 2021-FL4, Class E (CME Term SOFR 1 Month + 4.46%), 03/15/38(a)(b)(c)	4,000,000	3,733,796
TTAN
9.65%, 2021-MHC, Class G (CME Term SOFR 1 Month + 4.31%), 03/15/38(a)(c)	4,295,621	4,007,556
VMC Finance LLC
8.95%, 2021-FL4, Class D (CME Term SOFR 1 Month + 3.61%), 06/16/36(a)(c)	893,000	818,491
9.40%, 2021-FL4, Class E (CME Term SOFR 1 Month + 4.06%), 06/16/36(a)(c)	3,107,000	2,754,653
9.95%, 2021-HT1, Class B (CME Term SOFR 1 Month + 4.61%), 01/18/37(a)(c)	5,000,000	4,722,917
Wachovia Bank Commercial Mortgage Trust
5.79%, 2006-C28, Class E, 10/15/48	1,228,586	1,224,549

Total Commercial Mortgage-Backed Securities		91,526,900
Commercial Real Estate – 2.0%
111 Wall Street
13.62% (1 Month US LIBOR + 9.25%), 10/02/23, (Acquired 6/9/2021 - 9/27/2023, cost $4,543,512)(c)(e)(f)	4,552,220	3,833,315
125 West End Office Mezz LLC
14.90% (CME Term SOFR 1 Month + 10.50%), 03/12/26, (Acquired 3/11/2021 - 9/28/2023, cost $2,964,356)(c)(e)(f)	2,992,538	2,992,538
575 Lexington
10.00% (1 Month US LIBOR + 10.00%), 10/31/23, (Acquired 3/17/2021 - 9/20/2023, cost $5,308,581)(c)(e)(f)(g)	5,316,496	4,667,883
Hyatt Lost Pines
9.41% (CME Term SOFR 1 Month + 6.70%), 09/09/24, (Acquired 9/17/2021, cost $4,991,464)(c)(e)(f)	5,000,000	5,000,000

Total Commercial Real Estate		16,493,736
Interest-Only Securities – 0.3%
Government National Mortgage Association
0.41%, 2010-132, Class IO, 11/16/52	184,624	470
JP Morgan Mortgage Trust
0.23%, 2021-INV1, Class AX1, 10/25/51(a)	45,692,970	529,353
0.25%, 2015-4, Class 2X1, 06/25/45(a)	37,127,105	285,025
0.26%, 2014-5, Class AX4, 10/25/29(a)	2,032,216	6,038
Mello Mortgage Capital Acceptance
0.11%, 2021-INV1, Class AX1, 06/25/51(a)	48,789,524	282,052
Morgan Stanley Capital I Trust
1.25%, 2016-UBS9, Class XE, 03/15/49(a)	14,999,000	387,213
Vendee Mortgage Trust
0.00%, 1997-2, Class IO, 06/15/27	1,680,828	2
Voyager CNTYW Delaware Trust
53.44%, 2009-1, Class 3QB1, 03/16/30(a)	971,514	909,345

Total Interest-Only Securities		2,399,498
Other – 1.2%
Lehman ABS Manufactured Housing Contract Trust
6.63%, 2001-B, Class M1, 04/15/40	3,101,336	3,022,084
Mid-State Trust X
7.54%, 10, Class B, 02/15/36	1,377,764	1,363,301
Oakwood Mortgage Investors, Inc.
6.81%, 2001-E, Class A4, 12/15/31	2,532,313	2,443,419
6.93%, 2001-D, Class A4, 09/15/31	479,923	250,680
Progress Residential Trust
4.50%, 2023-SFR2, Class D, 10/17/28(a)	2,500,000	2,233,802

Total Other		9,313,286
Residential Mortgage-Backed Securities – 29.9%
Alternative Loan Trust
0.00%, 2006-41CB, Class 1A14 (CME Term SOFR 1 Month + 5.24%), 01/25/37(c)(h)	6,396,601	348,124
3.86%, 2005-84, Class 2A1, 02/25/36	9,308,472	8,626,130
5.50%, 2005-10CB, Class 1A1 (CME Term SOFR 1 Month + 0.61%), 05/25/35(c)	1,259,076	969,510
5.71%, 2007-OA3, Class 1A1 (CME Term SOFR 1 Month + 0.39%), 04/25/47(c)	5,912,368	5,277,828
5.75%, 2007-2CB, Class 2A11 (CME Term SOFR 1 Month + 0.51%), 03/25/37(c)	2,370,683	1,110,239
5.75%, 2007-12T1, Class A22, 06/25/37	1,676,494	768,360
5.85%, 2007-HY6, Class A1 (CME Term SOFR 1 Month + 0.53%), 08/25/47(c)	2,069,441	1,715,605
5.93%, 2007-16CB, Class 4A5 (CME Term SOFR 1 Month + 0.61%), 08/25/37(c)	3,698,001	2,499,794
6.00%, 2006-19CB, Class A9 (CME Term SOFR 1 Month + 0.81%), 08/25/36(c)	1,824,014	962,748
6.00%, 2006-29T1, Class 2A5, 10/25/36	1,103,866	644,406
6.00%, 2006-45T1, Class 2A5, 02/25/37	2,010,577	1,072,822
6.50%, 2006-29T1, Class 2A6, 10/25/36	1,732,225	1,060,353
6.66%, 2006-23CB, Class 2A7 (CME Term SOFR 1 Month + 27.94%), 08/25/36(c)(h)	1,196,362	602,346
5.75%, 2007-15CB, Class A2, 07/25/37(b)	1,631,399	967,982
23.43%, 2006-29T1, Class 3A3 (CME Term SOFR 1 Month + 77.24%), 10/25/36(c)(h)	633,326	872,165
6.00%, 2006-41CB, Class 1A7, 01/25/37(b)	12,421,906	6,756,340
Bellemeade Re Ltd.
7.43%, 2019-2A, Class M1C (CME Term SOFR 1 Month + 2.00%), 04/25/29(a)(c)	760,054	759,192
8.18%, 2018-3A, Class M2 (1 Month LIBOR USD + 2.75%), 10/25/28(a)(c)	3,147,979	3,142,016
8.21%, 2021-2A, Class M2 (CME Term SOFR 1 Month + 2.90%), 06/25/31(a)(c)	2,353,000	2,367,154
8.28%, 2019-4A, Class M2 (CME Term SOFR 1 Month + 2.85%), 10/25/29(a)(c)	3,798,000	3,806,304
8.33%, 2018-1A, Class M2 (CME Term SOFR 1 Month + 2.90%), 04/25/28(a)(c)	794,659	793,217
8.46%, 2021-3A, Class M2 (CME Term SOFR 1 Month + 3.15%), 09/25/31(a)(b)(c)	1,389,000	1,388,949
9.13%, 2020-3A, Class M1C (CME Term SOFR 1 Month + 3.81%), 10/25/30(a)(b)(c)	991,740	994,864
9.33%, 2018-3A, Class B1 (1 Month LIBOR USD + 3.90%), 10/25/28(a)(c)	2,553,000	2,540,217
BRAVO Residential Funding Trust
5.50%, 2022-NQM3, Class A3, 07/25/62(a)	1,742,821	1,690,951
7.51%, 2023-NQM5, Class B1, 06/25/63(a)	1,000,000	956,495
Chase Mortgage Finance Trust
4.05%, 2005-A2, Class 3A2, 01/25/36	708,199	601,185
4.10%, 2007-A1, Class 11M1, 03/25/37	1,868,880	1,682,649
CHL Mortgage Pass-Through Trust
5.50%, 2007-5, Class A29, 05/25/37	166,731	78,797
6.00%, 2004-21, Class A10, 11/25/34	36,850	34,411
6.00%, 2006-20, Class 1A18 (CME Term SOFR 1 Month + 0.76%), 02/25/37(c)	3,788,116	1,853,868
6.00%, 2007-18, Class 1A1, 11/25/37	195,841	98,463
CHNGE Mortgage Trust
3.99%, 2022-1, Class M1, 01/25/67(a)	2,700,000	1,978,750
4.55%, 2022-1, Class B1, 01/25/67(a)	2,500,000	1,760,353
4.62%, 2022-2, Class B1, 03/25/67(a)	3,000,000	1,970,917
8.29%, 2023-2, Class M1, 06/25/58(a)	3,500,000	3,312,660
8.44%, 2023-4, Class M1, 09/25/58(a)(b)	1,641,000	1,536,078
Citicorp Mortgage Securities Trust
6.33%, 2006-5, Class 1A11 (CME Term SOFR 1 Month + 1.01%), 10/25/36(c)	307,433	248,296
Citigroup Mortgage Loan Trust
4.15%, 2007-AR5, Class 1A2A, 04/25/37	378,440	341,067
6.10%, 2009-8, Class 2A2, 04/25/37(a)	4,342,875	2,321,637
CWABS Asset-Backed Certificates
3.98%, 2006-13, Class 1AF4, 01/25/37	879,975	834,190
Deephaven Residential Mortgage Trust
4.33%, 2022-2, Class B1, 03/25/67(a)	3,000,000	2,121,206
Eagle Re Ltd.
9.26%, 2023-1, Class M1B (CME Term SOFR 1 Month + 3.95%), 09/26/33(a)(c)	5,000,000	5,000,000
Eagle RE Ltd.
7.13%, 2018-1, Class M1 (CME Term SOFR 1 Month + 1.70%), 11/25/28(a)(c)	830,565	829,393
8.43%, 2018-1, Class M2 (CME Term SOFR 1 Month + 3.00%), 11/25/28(a)(b)(c)	4,346,000	4,344,645
9.43%, 2018-1, Class B1 (CME Term SOFR 1 Month + 4.00%), 11/25/28(a)(b)(c)	500,000	499,822
First Horizon Alternative Mortgage Securities Trust
5.50%, 2005-FA8, Class 1A6 (CME Term SOFR 1 Month + 0.76%), 11/25/35(c)	1,096,239	521,645
GCAT Trust
5.74%, 2022-NQM4, Class M1, 08/25/67(a)	250,000	220,405
5.73%, 2022-NQM4, Class A3, 08/25/67(a)(b)(i)	1,367,517	1,325,429
GMACM Home Equity Loan Trust
6.05%, 2007-HE2, Class A2, 12/25/37	282,959	269,374
6.19%, 2007-HE2, Class A3, 12/25/37	545,097	520,213
5.93%, 2005-HE3, Class A2 (CME Term SOFR 1 Month + 0.61%), 02/25/36(b)(c)	1,042,899	980,738
GSAMP Trust
5.73%, 2006-NC2, Class A2C (CME Term SOFR 1 Month + 0.41%), 06/25/36(c)	451,082	233,168
GSR Mortgage Loan Trust
3.98%, 2006-AR1, Class 2A4, 01/25/36	2,179,900	1,973,783
5.73%, 2007-1F, Class 4A1 (CME Term SOFR 1 Month + 0.41%), 01/25/37(c)	5,858,966	1,760,285
Home Equity Asset Trust
5.73%, 2006-7, Class 2A3 (CME Term SOFR 1 Month + 0.41%), 01/25/37(c)	3,629,070	3,047,651
Home RE Ltd.
6.91%, 2021-2, Class M1B (CME Term SOFR 1 Month + 1.60%), 01/25/34(a)(c)	576,025	573,142
8.11%, 2021-2, Class M1C (CME Term SOFR 1 Month + 2.80%), 01/25/34(a)(c)	4,647,000	4,645,051
8.56%, 2021-2, Class M2 (CME Term SOFR 1 Month + 3.25%), 01/25/34(a)(c)	5,331,000	5,114,032
8.68%, 2019-1, Class M2 (1 Month LIBOR USD + 3.25%), 05/25/29(a)(c)	4,681,000	4,725,000
Imperial Fund Mortgage Trust
5.39%, 2022-NQM5, Class A1, 08/25/67(a)(i)	678,184	659,744
6.12%, 2022-NQM5, Class A2, 08/25/67(a)(i)	452,122	445,097
6.25%, 2022-NQM5, Class M1, 08/25/67(a)(i)	1,026,000	972,369
Indymac INDA Mortgage Loan Trust
3.55%, 2007-AR1, Class 1A1, 03/25/37	646,541	484,082
4.66%, 2007-AR3, Class 1A1, 07/25/37	1,545,326	1,361,931
Irwin Home Equity Loan Trust
6.27%, 2006-1, Class 2A3, 09/25/35(a)(i)	288,776	286,879
JP Morgan Mortgage Trust
3.99%, 2007-A2, Class 3A2, 04/25/37	3,725,223	2,935,716
4.50%, 2003-A2, Class B4, 11/25/33	73,205	1
4.75%, 2003-A1, Class B4, 10/25/33	82,607	73,033
2.98%, 2021-INV1, Class B5, 10/25/51(a)(b)	827,000	241,708
JPMorgan Chase Bank NA
6.61%, 2021-CL1, Class M1 (CME Term SOFR 1 Month + 1.30%), 03/25/51(a)(c)	464,682	434,301
MASTR Asset Backed Securities Trust
5.63%, 2006-NC3, Class A3 (CME Term SOFR 1 Month + 0.31%), 10/25/36(c)	2,625,613	1,234,792
5.75%, 2006-NC3, Class A4 (CME Term SOFR 1 Month + 0.43%), 10/25/36(c)	4,429,732	2,083,246
5.91%, 2006-NC2, Class A5 (CME Term SOFR 1 Month + 0.59%), 08/25/36(c)	371,417	134,220
Mello Mortgage Capital Acceptance
2.79%, 2021-INV1, Class B6, 06/25/51(a)	352,021	84,666
2.96%, 2021-INV1, Class B4, 06/25/51(a)(b)	613,709	335,859
MFA Trust
3.29%, 2021-INV1, Class B1, 01/25/56(a)	700,000	589,588
New Residential Mortgage Loan Trust
8.06%, 2022-RTL1, Class A1V (CME Term SOFR 1 Month + 2.75%), 12/25/26(a)(c)	2,000,000	1,984,662
NewRez Warehouse Securitization Trust
8.68%, 2021-1, Class E (CME Term SOFR 1 Month + 3.36%), 05/25/55(a)(c)	866,667	852,274
Nomura Resecuritization Trust
2.65%, 2014-1R, Class 2A11 (CME Term SOFR 1 Month + 0.24%), 02/26/37(a)(c)	22,510,210	14,484,890
3.83%, 2015-11R, Class 4A5, 06/26/37(a)	2,898,119	2,578,646
4.42%, 2015-1R, Class 3A7, 03/26/37(a)	4,190,635	2,599,527
5.64%, 2015-1R, Class 4A7, 12/26/37(a)	1,180,126	1,042,062
NRZ Excess Spread-Collateralized Notes
2.98%, 2021-FNT1, Class A, 03/25/26(a)	242,948	220,851
3.10%, 2021-FHT1, Class A, 07/25/26(a)	1,080,683	964,037
3.23%, 2021-FNT2, Class A, 05/25/26(a)	496,859	450,611
4.21%, 2020-FHT1, Class A, 11/25/25(a)	1,163,813	1,080,545
Oaktown Re Ltd.
7.98%, 2019-1A, Class M2 (CME Term SOFR 1 Month + 2.66%), 07/25/29(a)(b)(c)	2,084,000	2,080,000
8.66%, 2021-2, Class M1C (CME Term SOFR 1 Month + 3.35%), 04/25/34(a)(c)	3,769,000	3,819,335
Option One Mortgage Loan Trust
5.66%, 2007-FXD1, Class 3A6, 01/25/37(i)	159,932	144,846
PRKCM Trust
7.09%, 2023-AFC2, Class A3, 06/25/58(a)	3,795,668	3,776,975
7.88%, 2023-AFC2, Class M1, 06/25/58(a)	750,000	754,319
7.91%, 2023-AFC3, Class B1, 09/25/58(a)	2,500,000	2,417,811
8.24%, 2023-AFC2, Class B1, 06/25/58(a)	1,000,000	977,195
PRPM LLC
1.79%, 2021-5, Class A1, 06/25/26(a)(i)	697,723	657,857
1.87%, 2021-3, Class A1, 04/25/26(a)(i)	360,769	343,376
1.87%, 2021-7, Class A1, 08/25/26(a)(i)	1,845,207	1,733,974
2.12%, 2021-1, Class A1, 01/25/26(a)	3,145,157	3,029,355
2.12%, 2021-2, Class A1, 03/25/26(a)	2,637,717	2,532,644
2.36%, 2020-6, Class A1, 11/25/25(a)(i)	517,751	503,602
2.49%, 2021-10, Class A1, 10/25/26(a)(i)	1,167,707	1,109,700
3.72%, 2021-1, Class A2, 01/25/26(a)	2,000,000	1,763,920
3.72%, 2022-1, Class A1, 02/25/27(a)(i)	1,183,674	1,133,785
3.72%, 2021-5, Class A2, 06/25/26(a)(i)	2,500,000	2,205,467
3.77%, 2021-2, Class A2, 03/25/26(a)	1,935,000	1,688,564
4.70%, 2020-6, Class A2, 11/25/25(a)(i)	1,350,000	1,261,823
4.83%, 2021-10, Class A2, 10/25/26(a)(i)	3,000,000	2,637,834
5.00%, 2022-2, Class A1, 03/25/27(a)(i)	2,475,770	2,400,485
6.29%, 2022-1, Class A2, 02/25/27(a)(i)	500,000	478,593
Radnor RE Ltd.
7.01%, 2021-1, Class M1B (CME Term SOFR 1 Month + 1.70%), 12/27/33(a)(c)	401,430	400,592
8.46%, 2021-1, Class M2 (CME Term SOFR 1 Month + 3.15%), 12/27/33(a)(c)	1,443,000	1,440,902
RALI Trust
5.48%, 2006-QO7, Class 2A1 (12 Month US Treasury Average + 0.85%), 09/25/46(c)	5,302,396	4,172,814
5.75%, 2007-QO3, Class A1 (CME Term SOFR 1 Month + 0.43%), 03/25/47(c)	1,101,848	994,885
6.00%, 2006-QS3, Class 1A10, 03/25/36	1,544,973	1,307,933
10.61%, 2006-QS14, Class A30 (CME Term SOFR 1 Month + 79.76%), 11/25/36(c)(h)	48,617	64,734
RFMSI Trust
5.50%, 2007-S3, Class 1A5, 03/25/37	1,193,206	872,942
Rithm Capital Corp.
5.44%, 2020-FNT1, Class A, 06/25/25(a)	1,145,709	1,099,096
Santander Holdings USA, Inc.
9.46%, 2023-MTG1, Class M1 (CME Term SOFR 1 Month + 4.15%), 02/26/52(a)(c)	5,644,371	5,939,425
Seasoned Credit Risk Transfer Trust
4.25%, 2021-1, Class M, 09/25/60(a)	2,000,000	1,735,776
4.50%, 2019-4, Class M, 02/25/59(a)	1,617,000	1,392,068
4.50%, 2022-1, Class M, 11/25/61(a)	3,000,000	2,302,225
Securitized Asset Backed Receivables LLC Trust
5.73%, 2006-NC3, Class A2B (CME Term SOFR 1 Month + 0.41%), 09/25/36(c)	5,329,899	1,772,118
5.73%, 2007-NC1, Class A2B (CME Term SOFR 1 Month + 0.41%), 12/25/36(c)	3,287,818	1,534,533
STAR Trust
8.30%, 2021-SFR2, Class F (CME Term SOFR 1 Month + 2.96%), 01/17/24(a)(c)	3,000,000	2,858,834
9.03%, 2022-SFR3, Class E2 (CME Term SOFR 1 Month + 3.70%), 05/17/24(a)(c)	3,750,000	3,731,246
Tricon American Homes
4.88%, 2020-SFR1, Class F, 07/17/38(a)	1,808,000	1,687,183
Verus Securitization Trust
5.83%, 2022-INV1, Class A3, 08/25/67(a)(i)	446,090	427,718
5.86%, 2022-INV1, Class M1, 08/25/67(a)	500,000	449,875
7.08%, 2023-INV2, Class A3, 08/25/68(a)(i)	115,179	114,815
7.35%, 2023-INV2, Class M1, 08/25/68(a)	121,000	119,384
7.40%, 2023-4, Class M1, 05/25/68(a)	1,500,000	1,486,204
8.18%, 2023-INV2, Class B1, 08/25/68(a)	100,000	95,583
8.23%, 2023-4, Class B1, 05/25/68(a)	2,000,000	1,956,524
Washington Mutual Mortgage Pass-Through Certificates Trust
3.67%, 2007-HY5, Class 1A1, 05/25/37	1,750,879	1,526,201
3.85%, 2007-HY5, Class 3A1, 05/25/37	619,800	534,975
3.84%, 2007-HY1, Class 4A1, 02/25/37	4,985,795	4,269,965
4.31%, 2007-HY3, Class 4A1, 03/25/37	5,076,827	4,475,005
Wells Fargo Mortgage Backed Securities Trust
4.56%, 2006-AR1, Class 2A5, 03/25/36	1,012,187	941,608
6.13%, 2006-AR12, Class 2A1, 09/25/36	664,954	643,028
Western Alliance Bank
9.41%, 2021-CL2, Class M3 (CME Term SOFR 1 Month + 4.10%), 07/25/59(a)(c)	980,564	978,220
10.66%, 2021-CL2, Class M4 (SOFR30A + 5.35%), 07/25/59(a)(c)	1,686,250	1,679,861
Woodward Capital Management
7.98%, 2023-CES1, Class M2, 06/25/43(a)	965,000	937,762
8.18%, 2023-CES2, Class M2, 09/25/43(a)	1,200,000	1,199,923

Total Residential Mortgage-Backed Securities		241,263,168
TOTAL SECURITIZED CREDIT (Cost $420,409,393)		360,996,588
CORPORATE CREDIT – 65.3%
Basic Industrial – 2.4%
Albemarle Corp.
4.65%, 06/01/27(d)	5,255,000	5,011,216
Cascades, Inc.
5.38%, 01/15/28(a)(b)(d)	5,915,000	5,462,798
Clearwater Paper Corp.
4.75%, 08/15/28(a)	3,000,000	2,564,220
Methanex Corp.
5.25%, 12/15/29(b)(d)	1,490,000	1,332,935
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)(j)	1,681,000	1,308,419
Tronox, Inc.
4.63%, 03/15/29(a)(d)	4,245,000	3,423,994

Total Basic Industrial		19,103,582
Construction & Building Materials – 1.9%
Beazer Homes USA, Inc.
5.88%, 10/15/27(d)	3,330,000	3,047,916
KB Home
7.25%, 07/15/30(d)	2,640,000	2,593,292
M/I Homes, Inc.
4.95%, 02/01/28(d)	4,792,000	4,318,766
MDC Holdings, Inc.
6.00%, 01/15/43	2,928,000	2,448,546
Taylor Morrison Communities, Inc.
5.88%, 06/15/27(a)(d)	3,535,000	3,360,659

Total Construction & Building Materials		15,769,179
Diversified – 0.1%
Kennedy Wilson Europe Real Estate Ltd.
3.25%, 11/12/25(b)	€1,000,000	941,371

Diversified Real Estate – 1.8%
Forestar Group, Inc.
5.00%, 03/01/28(a)(d)	$5,365,000	4,816,402
The Howard Hughes Corp.
4.38%, 02/01/31(a)(d)	3,600,000	2,762,200
5.38%, 08/01/28(a)(d)	8,025,000	7,070,587

Total Diversified Real Estate		14,649,189
Energy – 8.1%
Antero Resources Corp.
5.38%, 03/01/30(a)(d)	4,200,000	3,867,205
Baytex Energy Corp.
8.50%, 04/30/30(a)(b)	2,617,000	2,647,446
8.75%, 04/01/27(a)(b)	825,000	838,052
California Resources Corp.
7.13%, 02/01/26(a)(d)	3,447,000	3,463,890
Callon Petroleum Co.
6.38%, 07/01/26	1,191,000	1,168,858
Civitas Resources, Inc.
8.38%, 07/01/28(a)	6,295,000	6,405,163
CNX Resources Corp.
7.38%, 01/15/31(a)(d)	2,533,000	2,483,188
Comstock Resources, Inc.
6.75%, 03/01/29(a)(d)	5,913,000	5,439,502
Continental Resources, Inc.
5.75%, 01/15/31(a)(j)	8,009,000	7,525,136
Crescent Energy Finance LLC
7.25%, 05/01/26(a)(d)	3,135,000	3,072,300
Diamondback Energy, Inc.
6.25%, 03/15/33	2,600,000	2,602,673
EQT Corp.
7.00%, 02/01/30(d)	2,331,000	2,400,091
MEG Energy Corp.
5.88%, 02/01/29(a)(d)	4,650,000	4,342,128
Moss Creek Resources Holdings, Inc.
10.50%, 05/15/27(a)	1,640,000	1,646,839
Occidental Petroleum Corp.
8.88%, 07/15/30(d)	5,600,000	6,296,136
Ovintiv, Inc.
6.25%, 07/15/33	2,150,000	2,079,452
Range Resources Corp.
8.25%, 01/15/29(j)	1,750,000	1,794,183
Southwestern Energy Co.
5.38%, 02/01/29(d)	5,565,000	5,125,571
Transocean Titan Financing Ltd.
8.38%, 02/01/28(a)(d)	2,580,000	2,625,150

Total Energy		65,822,963
Health Facilities – 2.4%
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(d)	6,675,000	4,724,031
8.00%, 03/15/26(a)(d)	4,252,000	4,051,533
Tenet Healthcare Corp.
6.13%, 10/01/28(d)	11,800,000	11,077,250

Total Health Facilities		19,852,814
Hotel – 0.4%
Hilton Domestic Operating Company, Inc.
3.75%, 05/01/29(a)(d)	3,700,000	3,201,114

Infrastructure Services – 0.5%
GFL Environmental, Inc.
3.50%, 09/01/28(a)(b)(d)	2,910,000	2,505,055
Terex Corp.
5.00%, 05/15/29(a)(d)	1,430,000	1,280,601

Total Infrastructure Services		3,785,656
Leisure – 4.8%
Boyd Gaming Corp.
4.75%, 06/15/31(a)(d)	1,250,000	1,063,737
Caesars Resort Collection LLC
5.75%, 07/01/25(a)(d)	3,137,000	3,123,762
Cedar Fair LP
6.50%, 10/01/28(d)	5,060,000	4,783,373
International Game Technology PLC
5.25%, 01/15/29(a)	2,734,000	2,514,428
Park Intermediate Holdings LLC
5.88%, 10/01/28(a)(d)	5,885,000	5,377,713
RHP Hotel Properties LP
4.50%, 02/15/29(a)(d)	5,610,000	4,797,377
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)(d)	2,845,000	2,617,400
Station Casinos LLC
4.50%, 02/15/28(a)(d)	6,190,000	5,399,723
4.63%, 12/01/31(a)	654,000	523,179
VICI Properties LP
4.50%, 01/15/28(a)(d)	8,150,000	7,441,213
Wynn Las Vegas LLC
5.50%, 03/01/25(a)(d)	1,017,000	999,957

Total Leisure		38,641,862
Media – 8.5%
Cable One, Inc.
4.00%, 11/15/30(a)(d)	4,650,000	3,542,370
CCO Holdings LLC
4.75%, 03/01/30(a)(d)	23,025,000	19,328,808
6.38%, 09/01/29(a)(d)	3,360,000	3,133,823
CSC Holdings LLC
4.50%, 11/15/31(a)(d)	17,399,000	12,334,550
4.63%, 12/01/30(a)(d)	6,245,000	3,320,282
Directv Financing LLC
5.88%, 08/15/27(a)(d)	5,600,000	4,959,696
DISH DBS Corp.
5.13%, 06/01/29(d)	4,960,000	2,749,725
5.25%, 12/01/26(a)	2,172,000	1,838,594
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/28(a)(b)	3,000,000	2,700,000
UPC Broadband Finco BV
4.88%, 07/15/31(a)(b)(d)	1,698,000	1,377,893
Videotron Ltd.
3.63%, 06/15/29(a)(b)(d)	1,465,000	1,223,194
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)(d)	4,675,000	3,860,481
VZ Secured Financing BV
5.00%, 01/15/32(a)	5,775,000	4,536,481
Warnermedia Holdings, Inc.
4.28%, 03/15/32(d)	3,115,000	2,644,494
Ziggo Bond Company BV
5.13%, 02/28/30(a)(b)	1,790,000	1,335,492

Total Media		68,885,883
Metals & Mining – 0.4%
Cleveland-Cliffs, Inc.
6.75%, 03/15/26(a)(d)	2,000,000	1,993,945
First Quantum Minerals Ltd.
7.50%, 04/01/25(a)	1,000,000	998,047

Total Metals & Mining		2,991,992
Oil Gas Transportation & Distribution – 14.5%
Antero Midstream Partners LP
5.38%, 06/15/29(a)(d)	5,400,000	4,953,878
Buckeye Partners LP
3.95%, 12/01/26(d)	2,500,000	2,244,975
4.13%, 12/01/27(d)	3,655,000	3,211,559
9.63% (3 Month LIBOR USD + 4.02%), 01/22/78(c)(d)	3,435,000	2,809,093
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39(d)	4,730,000	3,538,280
Crestwood Midstream Partners LP
5.63%, 05/01/27(a)	350,000	335,653
6.00%, 02/01/29(a)(d)	6,250,000	6,033,125
DT Midstream, Inc.
4.13%, 06/15/29(a)(d)	4,420,000	3,828,801
Enbridge, Inc.
5.50% (CME Term SOFR 3 Month + 3.68%), 07/15/77(b)(c)	2,970,000	2,591,478
7.38% (5 Year CMT Rate + 3.71%), 01/15/83(c)	825,000	784,482
Energy Transfer LP
6.75% (5 Year CMT Rate + 5.13%), Perpetual(c)(d)	5,869,000	5,423,286
7.13% (5 Year CMT Rate + 5.31%), Perpetual(c)(d)	2,297,000	1,975,952
8.65% (CME Term SOFR 3 Month + 3.28%), 11/01/66(c)(d)	4,770,000	3,945,744
EnLink Midstream LLC
5.38%, 06/01/29(d)	4,975,000	4,601,659
EnLink Midstream Partners LP
9.78% (CME Term SOFR 3 Month + 4.37%), Perpetual(c)(d)	4,755,000	4,267,613
Enterprise Products Operating LLC
5.25% (CME Term SOFR 3 Month + 3.29%), 08/16/77(c)	1,460,000	1,284,774
EQM Midstream Partners LP
4.50%, 01/15/29(a)(d)	8,660,000	7,712,604
7.50%, 06/01/27(a)	500,000	501,375
Ferrellgas LP
5.38%, 04/01/26(a)	1,875,000	1,757,589
Global Partners LP
7.00%, 08/01/27(d)	2,750,000	2,679,853
Holly Energy Partners LP
5.00%, 02/01/28(a)(d)	9,257,000	8,516,839
Kinetik Holdings LP
5.88%, 06/15/30(a)(d)	4,440,000	4,162,500
NuStar Logistics LP
5.63%, 04/28/27(d)	3,255,000	3,101,136
5.75%, 10/01/25(d)	2,052,000	1,995,570
Parkland Corp.
4.50%, 10/01/29(a)(b)(d)	3,247,000	2,781,211
Plains All American Pipeline LP
9.74% (CME Term SOFR 3 Month + 4.37%), Perpetual(c)(d)	7,920,000	7,466,511
Suburban Propane Partners LP
5.00%, 06/01/31(a)(d)	4,389,000	3,663,630
Sunoco LP
4.50%, 05/15/29	1,981,000	1,738,590
Tallgrass Energy Partners LP
6.00%, 12/31/30(a)(d)	6,169,000	5,445,438
Targa Resources Partners LP
4.88%, 02/01/31(d)	7,000,000	6,271,585
TransCanada PipeLines Ltd.
7.84% (3 Month LIBOR USD + 2.21%), 05/15/67(b)(c)(d)	6,663,000	5,513,638
Western Midstream Operating LP
4.75%, 08/15/28(j)	2,045,000	1,912,688

Total Oil Gas Transportation & Distribution		117,051,109
Real Estate – 5.2%
Boston Properties LP
6.50%, 01/15/34	1,165,000	1,110,270
EPR Properties
3.75%, 08/15/29(d)	6,600,000	5,302,925
Essential Properties LP
2.95%, 07/15/31	3,540,000	2,581,508
Global Net Lease, Inc.
3.75%, 12/15/27(a)(d)	5,260,000	4,073,303
Highwoods Realty LP
4.20%, 04/15/29	3,315,000	2,809,414
Iron Mountain, Inc.
4.88%, 09/15/29(a)(d)	4,750,000	4,162,699
Kilroy Realty LP
4.75%, 12/15/28	2,920,000	2,651,120
Lennar Corp.
5.00%, 06/15/27(d)	2,719,000	2,644,928
PulteGroup, Inc.
7.88%, 06/15/32	1,454,000	1,609,360
RLJ Lodging Trust LP
3.75%, 07/01/26(a)(d)	5,045,000	4,562,648
Service Properties Trust
4.35%, 10/01/24(d)	2,750,000	2,639,934
4.50%, 03/15/25	1,700,000	1,591,016
Starwood Property Trust, Inc.
3.63%, 07/15/26(a)(d)	7,272,000	6,451,030

Total Real Estate		42,190,155
Telecommunication Services – 5.2%
Altice France SA
5.50%, 01/15/28(a)(b)(d)(j)	15,555,000	11,931,884
Cablevision Lightpath LLC
5.63%, 09/15/28(a)(d)	5,025,000	3,856,413
Cogent Communications Group, Inc.
3.50%, 05/01/26(a)(d)(j)	3,390,000	3,131,343
Consolidated Communications, Inc.
6.50%, 10/01/28(a)(d)	3,410,000	2,664,063
Frontier Communications Holdings LLC
8.75%, 05/15/30(a)	1,000,000	949,475
Level 3 Financing, Inc.
4.63%, 09/15/27(a)(d)	1,750,000	1,239,444
10.50%, 05/15/30(a)	4,000,000	4,026,028
Rogers Communications, Inc.
5.25% (5 Year CMT Rate + 3.59%), 03/15/82(a)(b)(c)	6,900,000	6,116,157
T-Mobile USA, Inc.
3.50%, 04/15/31(d)(j)	6,537,000	5,527,664
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.75%, 08/15/28(a)	3,200,000	2,544,125

Total Telecommunication Services		41,986,596
Transportation – 0.1%
BNSF Funding Trust I
6.61% (3 Month LIBOR USD + 2.35%), 12/15/55(c)(d)	675,000	656,849

Utility – 9.0%
Algonquin Power & Utilities Corp.
4.75% (5 Year CMT Rate + 3.25%), 01/18/82(c)(d)	7,395,000	6,026,925
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28(a)(b)(d)	4,845,000	4,180,474
Calpine Corp.
5.13%, 03/15/28(a)(d)	7,405,000	6,593,111
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(d)	5,297,000	4,182,163
CMS Energy Corp.
4.75% (5 Year CMT Rate + 4.12%), 06/01/50(c)	1,765,000	1,505,651
Dominion Energy, Inc.
4.65% (5 Year CMT Rate + 2.99%), Perpetual(c)	4,850,000	4,439,472
Duke Energy Corp.
4.88% (5 Year CMT Rate + 3.39%), Perpetual(c)	1,285,000	1,250,675
Emera, Inc.
6.75% (3 Month LIBOR USD + 5.44%), 06/15/76(b)(c)(d)	7,600,000	7,278,259
Fortis, Inc.
3.06%, 10/04/26(b)(d)	5,050,000	4,629,098
NRG Energy, Inc.
4.45%, 06/15/29(a)(d)	2,405,000	2,086,038
6.63%, 01/15/27	2,159,000	2,114,775
10.25% (5 Year CMT Rate + 5.92%), Perpetual(a)(c)	3,750,000	3,672,766
Pacific Gas and Electric Co.
6.40%, 06/15/33	1,595,000	1,539,470
PPL Capital Funding, Inc.
8.32% (CME Term SOFR 3 Month + 2.93%), 03/30/67(c)(d)	7,618,000	6,971,896
Sempra Energy
4.88% (5 Year CMT Rate + 4.55%), Perpetual(c)(d)	8,039,000	7,617,783
Southern California Edison Co.
9.83% (CME Term SOFR 3 Month + 4.20%), Perpetual(c)	1,501,000	1,496,422
WEC Energy Group, Inc.
7.74% (CME Term SOFR 3 Month + 2.37%), 05/15/67(c)(d)	7,663,000	6,858,497

Total Utility		72,443,475
TOTAL CORPORATE CREDIT (Cost $569,704,444)		527,973,789
TERM LOANS – 5.1%
Caesars Entertainment, Inc., First Lien
8.68% (CME Term SOFR 1 Month + 3.25%), 02/06/30(c)	7,281,750	7,277,236
Carnival Corp., First Lien
8.32% (CME Term SOFR 1 Month + 3.00%), 08/08/27(b)(c)	3,000,000	2,988,750
Cogeco Communications USA II LP
8.58%, 09/18/30	2,000,000	1,966,660
Cushman & Wakefield US Borrower LLC, First Lien
9.33% (CME Term SOFR 1 Month + 4.00%), 01/31/30(c)	3,000,000	2,970,000
Frontier Communications Holdings LLC, First Lien
9.20% (CME Term SOFR 1 Month + 3.75%), 10/08/27(c)	7,231,552	7,009,471
GIP II Blue Holding LP, 5.50%, 09/29/28, First Lien
9.93% (CME Term SOFR 1 Month + 4.50%), 09/29/28(c)	6,010,117	6,017,629
Greystar Real Estate Partners LLC, First Lien
9.06% (CME Term SOFR 1 Month + 3.75%), 08/21/30(c)	5,000,000	4,987,500
Vistra Energy Corp.
0.00%, 10/31/25	25,848	301
Whitewater Whistler Holdings LLC
8.15% (CME Term SOFR 1 Month + 3.25%), 02/15/30(c)	8,000,000	8,006,640

TOTAL TERM LOANS (Cost $41,268,406)		41,224,187
	Shares	Value
PREFERRED STOCKS – 1.0%
Oil Gas Transportation & Distribution – 0.6%
NuStar Energy LP, Series B, 11.31%(d)	71,701	1,831,961
Global Partners LP, Series B, 9.50%(d)	32,100	824,970
Crestwood Equity Partners LP, 9.25%(d)	204,986	1,990,414
Total Oil Gas Transportation & Distribution		4,647,345
Telecommunication Services – 0.2%
Liberty Broadband Corp., Series A, 5.00%(d)	73,185	1,653,981

Utility – 0.2%
SCE Trust V, Series K, 5.45%(d)	92,789	2,032,079

TOTAL PREFERRED STOCKS (Cost $7,721,930)		8,333,405
COMMON STOCKS – 2.5%
Airports – 0.0%
Aena SME SA(b)	280	42,134
Auckland International Airport Ltd.(b)	10,500	49,762
Total Airports		91,896
Clean Technology – 0.0%
Bloom Energy Corp.(k)	1,884	24,982
Nexans SA(b)	800	64,861
Total Clean Technology		89,843
Communications – 0.0%
American Tower Corp.	65	10,689
Cellnex Telecom SA(a)(b)	1,510	52,521
Crown Castle, Inc.(d)	1,175	108,135
SBA Communications Corp.(d)	215	43,037
Total Communications		214,382
Construction Materials – 0.0%
Ferrovial SE(b)(d)	1,613	49,288
Datacenters – 0.0%
Digital Realty Trust, Inc.	222	26,866
Equinix, Inc.(d)	56	40,671
Total Datacenters		67,537
Diversified – 0.0%
Mapletree Pan Asia Commercial Trust(b)	13,789	14,391
Merlin Properties Socimi SA(b)	1,410	11,863
Mirvac Group(b)	10,393	14,126
Sun Hung Kai Properties Ltd.(b)	1,300	13,871
Total Diversified		54,251
Electricity Transmission & Distribution – 0.1%
CenterPoint Energy, Inc.(d)	2,410	64,708
Equatorial Energia SA(b)	15,605	99,717
PG&E Corp.(d)(k)	6,190	99,845
Sempra Energy(d)	1,236	84,085
Total Electricity Transmission & Distribution		348,355
Gas Utilities – 0.0%
China Resources Gas Group Ltd.(b)	13,305	38,905
ENN Energy Holdings Ltd.(b)	2,996	24,688
NiSource, Inc.(d)	2,521	62,218
Total Gas Utilities		125,811
Healthcare – 0.0%
CareTrust REIT, Inc.(d)	893	18,306
Healthpeak Properties, Inc.(d)	661	12,136
Ventas, Inc.(d)	743	31,303
Welltower, Inc.	100	8,192
Total Healthcare		69,937
Hotel – 0.0%
Invincible Investment Corp.(b)	27	11,152
Industrial – 0.0%
CTP NV(a)(b)	206	2,943
Goodman Group(b)	1,600	21,929
Mitsui Fudosan Logistics Park, Inc.(b)	3	9,449
Prologis, Inc.	659	73,946
Rexford Industrial Realty, Inc.	524	25,859
Total Industrial		134,126
Midstream – 1.0%
AltaGas Ltd.(b)	2,096	40,199
Cheniere Energy, Inc.(d)	8,735	1,449,661
DT Midstream, Inc.	26,856	1,421,219
Equitrans Midstream Corp.(d)	75,143	704,090
ONEOK, Inc.	20,844	1,322,135
Targa Resources Corp.(d)	16,763	1,436,924
The Williams Companies, Inc.(d)	40,659	1,369,802
Total Midstream		7,744,030
Net Lease – 0.0%
Agree Realty Corp.(d)	243	13,423
Essential Properties Realty Trust, Inc.	622	13,454
VICI Properties, Inc.(d)	1,177	34,251
Total Net Lease		61,128
Office – 0.0%
Boston Properties, Inc.	140	8,327
Cousins Properties, Inc.	640	13,037
Derwent London PLC(b)(d)	643	15,075
Gecina SA(b)(d)	158	16,109
Mitsui Fudosan Company Ltd.(b)(d)	1,349	29,711
Orix JREIT, Inc.(b)	10	11,994
Total Office		94,253
Oil Gas Transportation & Distribution – 0.0%
Thunderbird Resources Equity, Inc.(e)(k)	11	11
Pipeline (MLP) – 0.8%
Energy Transfer LP(d)	103,228	1,448,289
Enterprise Products Partners LP(d)	51,126	1,399,319
MPLX LP(d)	39,183	1,393,739
Plains All American Pipeline LP(d)	46,630	714,372
Western Midstream Partners LP(d)	52,714	1,435,402
Total Pipeline (MLP)		6,391,121
Pipelines – 0.2%
Enbridge, Inc.(b)(d)	1,123	37,247
Kinder Morgan, Inc.	81,339	1,348,601
TC Energy Corp.(b)	580	19,946
Total Pipelines		1,405,794
Rail – 0.1%
Canadian Pacific Kansas City Ltd.(b)(d)	604	44,896
CSX Corp.(d)	1,830	56,273
East Japan Railway Co.(b)	927	53,049
Rumo SA(b)	9,960	45,356
West Japan Railway Co.(b)	709	29,339
Total Rail		228,913
Real Estate – 0.0%
Healthcare Realty Trust, Inc.	565	8,628
Renewable Power & Infrastructure – 0.1%
Atlantica Sustainable Infrastructure PLC(b)(d)	2,200	42,020
Boralex, Inc. - Class A(b)	2,800	60,154
Clearway Energy, Inc.(d)	1,500	31,740
Drax Group PLC(b)(d)	6,428	34,414
EDP Renovaveis SA(b)	3,300	54,046
Enel SpA(b)	17,841	109,414
Exelon Corp.(d)	4,430	167,410
First Solar, Inc.(k)	210	33,934
Fortis, Inc.(b)(d)	700	26,588
Grenergy Renovables SA(b)(k)	2,109	46,041
Iberdrola SA(b)	8,929	99,866
Mercury NZ Ltd.(b)(d)	13,766	50,300
National Grid PLC(b)(d)	14,314	171,187
Omega Energia SA(b)(k)	12,850	25,130
Orsted A/S(a)(b)	605	32,914
SSE PLC(b)(d)	4,356	85,362
Vestas Wind Systems A/S(b)(k)	1,400	29,951
Total Renewable Power & Infrastructure		1,100,471
Renewables/Electric Generation – 0.1%
Ameren Corp.(d)	790	59,116
CLP Holdings Ltd.(b)	7,344	54,227
CMS Energy Corp.	1,260	66,919
Duke Energy Corp.	600	52,956
NextEra Energy, Inc.(d)	2,300	131,767
PPL Corp.	2,650	62,434
Public Service Enterprise Group, Inc.(d)	2,610	148,535
RWE AG(b)	1,372	50,928
WEC Energy Group, Inc.	825	66,454
Xcel Energy, Inc.(d)	750	42,915
Total Renewables/Electric Generation		736,251
Residential – 0.0%
American Homes 4 Rent	564	19,001
Boardwalk Real Estate Investment Trust(b)	316	15,543
Comforia Residential REIT, Inc.(b)	3	6,649
Equity Residential	489	28,709
Grainger PLC(b)	2,528	7,182
InterRent Real Estate Investment Trust(b)	1,803	16,580
Mid-America Apartment Communities, Inc.	107	13,766
Sun Communities, Inc.(d)	121	14,319
The UNITE Group PLC(b)(d)	1,498	16,331
UDR, Inc.	556	19,833
Vonovia SE(b)	675	16,172
Total Residential		174,085
Retail – 0.0%
Capital & Counties Properties PLC(b)(d)	7,827	10,933
Kimco Realty Corp.(d)	1,473	25,910
Kite Realty Group Trust	1,080	23,134
Wharf Real Estate Investment Company Ltd.(b)	6,207	23,921
Total Retail		83,898
Self Storage – 0.0%
National Storage REIT(b)(d)	4,618	6,426
Public Storage	86	22,663
Total Self Storage		29,089
Specialty – 0.0%
Iron Mountain, Inc.	240	14,268
Jones Lang LaSalle, Inc.(k)	40	5,647
Total Specialty		19,915
Toll Roads – 0.0%
Transurban Group(b)(d)	14,702	119,464
Water – 0.0%
Aguas Andinas SA(b)	28,165	8,493
Pennon Group PLC(b)	370	2,645
Severn Trent PLC(b)	2,590	74,680
Total Water		85,818
Water & Waste Infrastructure – 0.1%
American Water Works Company, Inc.	300	37,149
Republic Services, Inc.	390	55,579
Veolia Environment SA(b)	1,723	49,805
Waste Connections, Inc.	580	77,876
Waste Management, Inc.(d)	550	83,842
Xylem, Inc.(d)	286	26,034
Total Water & Waste Infrastructure		330,285
TOTAL COMMON STOCKS (Cost $15,622,650)		19,869,732
MONEY MARKET FUND – 2.2%
First American Treasury Obligations Fund - Class X, 5.28%(l)	18,103,032	18,103,032
TOTAL MONEY MARKET FUND (Cost $18,103,032)		18,103,032
Total Investments – 121.0% (Cost $1,074,180,535)		977,881,514
Liabilities in Excess of Other Assets – (21.0)%		(169,823,668)
TOTAL NET ASSETS – 100.0%		$808,057,846
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	—
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2023, the total value of all such securities was $565,785,457 or 70.0% of net assets.

(b)	—	Foreign security or a U.S. security of a foreign company.
(c)	—
Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

(d)	—	All or a portion of security has been pledged as collateral for credit facility. As of September 30, 2023, the total value of the collateral was $354,475,486.
(e)	—
Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of September 30, 2023, the total value of all such securities was $18,567,202 or 2.3% of net assets. These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs.

(f)	—
Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  As of September 30, 2023, the total value of all such securities was $16,493,736 or 2.0% of net assets.

(g)	—	Issuer is currently in default on its regularly scheduled interest payment.
(h)	—
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.  Reference interest rates are typically based on a negative multiplier or slope.  Interest rate may also be subject to a cap or floor.

(i)	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2023.
(j)	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of September 30, 2023, the total value of the collateral was $19,307,875.
(k)	—	Non-income producing security.
(l)	—	The rate shown represents the seven-day yield as of September 30, 2023.

Abbreviations:
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Corporation
LP	Limited Partnership
MLP	Master Limited Partnership
SOFR	Secured Overnight Financial Rate
SOFR30A	Secured Overnight Financial Rate 30 Day Average
USD	United States Dollar

Forward Currency Contracts:
Settlement Date	Currency Purchased	Currency Sold	Counterparty	Value / Unrealized Appreciation (Depreciation)

1/31/2024	987,277 USD	890,000 EUR	J.P. MORGAN SECURITIES LLC	$40,517
11/2/2023	120,000 EUR	128,987 USD	STATE STREET GLOBAL MARKETS LLC	(1,933)
11/2/2023	3,168,424 USD	2,877,660 EUR	STATE STREET GLOBAL MARKETS LLC	121,607
11/2/2023	1,055,286 USD	826,889 GBP	STATE STREET GLOBAL MARKETS LLC	46,182
11/2/2023	28,000 GBP	34,942 USD	STATE STREET GLOBAL MARKETS LLC	(772)
				$205,601

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$1,380,781	$-	$1,380,781
Securitized Credit	-	342,429,396	18,567,192	360,996,588
Corporate Credit	-	527,973,789	-	527,973,789
Term Loans	-	41,224,187	-	41,224,187
Preferred Stocks	8,333,405	-	-	8,333,405
Common Stocks	18,168,268	1,701,453	11	19,869,732
Money Market Fund	18,103,032	-	-	18,103,032
Total Investments	$44,604,705	$914,709,606	$18,567,203	$977,881,514

Other Financial Instruments:(1)	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$-	$205,601	$-	$205,601
Total	$-	$205,601	$-	$205,601
For further information regarding security characteristics, see the Schedule of Investments.

(1) Forward currency contracts are reflected at the net unrealized appreciation on the instruments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 825 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts of $152,000,000 for the credit facility and $17,202,000 for the reverse repurchase agreements presented herein. As of September 30, 2023, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of September 30, 2023.

	Quantitative Information about Level 3 Fair Value Measurements
	Value as of September 30, 2023	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Securitized Credit

Commercial Real Estate	7,992,538	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.0%- 17.0% (14.5%)	Decrease

	8,501,198	Market Approach	Expected Recovery Value	Multiple of Underlying Assets	1X	Increase

Commercial Mortgage-Backed Securities	2,073,455	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	16%	Decrease

Common Stocks

Thunderbird Resources Equity, Inc.	11	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Increase

Total	$18,567,202

(1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securitized Credit	Common Stocks	Total
Balance as of December 31, 2022	$16,375,944	$11	$16,375,955
Accrued discounts (premiums)	14,717	-	14,717
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(1,807,525)	-	(1,807,525)
Purchases at cost	1,485,310	-	1,485,310
Sales proceeds	-
Transfers into Level 3	2,498,745	-	2,498,745
Balance as of September 30, 2023	$18,567,191	$11	$18,567,202
Change in unrealized appreciation (depreciation) for Level 3 assets still held at the reporting date	$(1,807,525)	$-	$(1,807,525)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Effective June 1, 2022, the Fund pays interest in the amount of 0.90% plus the Overnight Bank Funding Rate (“OBFR”) on the amount of eligible equity securities outstanding and 1.00% plus the OBFR on the amount of other eligible securities outstanding. Prior to June 1, 2022, the Fund paid interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate (“LIBOR”) on the amount of eligible equity securities outstanding and 0.80% plus the 3-month LIBOR on the amount of other eligible securities outstanding. As of September 30, 2023, the Fund had outstanding borrowings of $152,000,000. For the nine months ended September 30, 2023, the Fund borrowed an average daily balance of $225,278,374 at a weighted average borrowing cost of 5.88%, and the interest expense amounted to $9,911,220. As of September 30, 2023, the total value of the collateral was $354,475,486.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At September 30, 2023, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

JPMorgan Chase	5.45%	09/15/23	11/15/23	$6,894,000	$6,910,699
JPMorgan Chase	5.50%	09/15/23	11/15/23	1,036,000	1,038,532
JPMorgan Chase	5.55%	09/15/23	11/15/23	709,000	710,749
JPMorgan Chase	5.80%	09/15/23	11/15/23	8,563,000	8,585,073
				$17,202,000	$17,245,053

(1)
The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended September 30, 2023 was $14,561,654 at a weighted average daily interest rate of 5.43% and the interest expense amounted to $591,309.  As of September 30, 2023, the total value of the collateral was $19,307,875.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$-	$-	$17,202,000	$-	$17,202,000
Total	$-	$-	$17,202,000	$-	$17,202,000